6. Stock Option Plan (Details - Warrant activity) - Warrant [Member] - USD ($)	6 Months Ended
Jun. 30, 2015
Share
Outstanding - beginning	23,773,914
Granted	9,066,668
Exercised	(6,000)
Outstanding - ending	32,834,582
Options warrants exercisable	32,834,582
Weighted Average Exercise Price
Outstanding - beginning	$ 0.58
Granted	$ .45
Exercised
Cancelled
Outstanding - ending	$ .45
Options warrants exercisable	$ .45
Weighted Average Remaining Contractural Term
Outstanding - beginning	2 years 6 months
Granted	4 years 11 months 16 days
Outstanding - ending	4 years 8 months 26 days
Options warrants exercisable	4 years 8 months 26 days
Aggregate Intrinsic Value
Outstanding - beginning	$ 53,500
Outstanding - ending	7,500
Options warrants exercisable	$ 7,500